COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD - STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ 501	$ (112)	$ 7
Other comprehensive (loss) income	(446)	53	38
Comprehensive income (loss)	55	(59)	45
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income (loss)	499	(112)	7
Other comprehensive (loss) income	(446)	53	38
Comprehensive income (loss)	$ 53	$ (59)	$ 45